Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Corporate tax rate	23.00%
U.S. federal tax rate	21.00%	21.00%	21.00%
Business tax rate	0.00%
Carryforward tax losses in Israel	$ 7.4	$ 3.9
Carryforward tax losses of Safe-T	44.0	38.5
Carryforward tax losses of NetNut	4.8	$ 1.6
Carryforward tax losses CyberKick	$ 1.1